CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	R$ 6,010.8	R$ 6,356.9
Marketable securities	228.4	622.3
Trade accounts receivable, net	3,919.0	3,085.1
Notes receivable	113.1	149.0
Interest on shareholders' equity receivable	6.2	7.5
Inventories	4,948.2	4,791.6
Biological assets	1,510.5	1,644.9
Recoverable taxes	728.9	846.1
Income and social contribution tax recoverable	499.3	388.7
Assets held for sale	41.6	26.1
Derivative financial instruments	90.5	198.0
Restricted cash	127.8	218.3
Other current assets	961.1	559.2
Total current assets	19,185.4	18,893.7
NON-CURRENT ASSETS
Marketable securities	568.8	527.7
Trade accounts receivable, net	6.3	10.7
Notes receivable	116.4	186.5
Recoverable taxes	2,418.2	1,482.6
Income and social contribution tax recoverable	20.0	36.0
Deferred income and social contribution taxes	1,369.4	1,103.1
Judicial deposits	688.9	732.6
Biological assets	903.7	917.3
Restricted cash	407.8	427.6
Other non-current assets	87.2	149.6
Investments	68.2	58.7
Property, plant and equipment, net	12,190.6	11,746.2
Intangible assets	7,197.6	6,672.6
Total non-current assets	26,043.1	24,051.2
TOTAL ASSETS	45,228.5	42,944.9
CURRENT LIABILITIES
Short-term debt	5,031.4	3,245.0
Trade accounts payable	6,445.5	5,839.8
Supply chain finance	715.2	1,335.6
Payroll and related charges	668.6	610.8
Tax payable	426.0	319.6
Interest on shareholders' equity payable	1.9	2.3
Employee and management profit sharing	95.9	5.1
Derivative financial instruments	299.5	529.6
Provision for tax, civil and labor risks	536.1	276.2
Pension and other post-employment plans	85.2	76.7
Other current liabilities	602.6	399.7
Total current liabilities	14,907.9	12,640.4
NON-CURRENT LIABILITIES
Long-term debt	15,413.0	15,717.4
Tax payable	171.2	13.1
Provision for tax, civil and labor risks	1,237.1	1,107.7
Deferred income and social contribution taxes	155.3	156.2
Pension and other post-employment plans	309.6	253.4
Other non-current liabilities	1,321.5	837.3
Total non-current liabilities	18,607.7	18,085.1
EQUITY
Capital	12,460.5	12,460.5
Capital reserves	115.1	41.0
Treasury shares	(71.5)	(721.9)
Income reserves	101.4	1,350.7
Accumulated other comprehensive loss	(1,405.2)	(1,290.3)
Equity attributable to interest of controlling shareholders	11,200.3	11,840.0
Equity attributable to non-controlling interest	512.6	379.4
Total shareholders' equity	11,712.9	12,219.4
TOTAL LIABILITIES AND EQUITY	R$ 45,228.5	R$ 42,944.9